Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable

10. Accounts Payable

TransUnion Holding

Accounts payable of TransUnion Holding was as follows:

(in millions)	TransUnion Holding December 31, 2012
Accounts payable	$78.4

TransUnion Corp

Accounts payable of TransUnion Corp was as follows:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accounts payable	$77.5	$75.1